Other Current Receivables	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
OTHER CURRENT RECEIVABLES	NOTE 3 - OTHER CURRENT RECEIVABLES
	December 31,
	2021	2020
	USD in thousands
Governmental institutes	240	150
Prepaid expenses	284	197
Other receivables	136	54
	660	401